Capital management (Tables)	9 Months Ended
Jul. 31, 2019
Text block [abstract]
Summary of Regulatory Capital and Capital Ratios

During the third quarter of 2019, we complied with all capital and leverage requirements, including the domestic stability buffer, imposed by OSFI.

	As at
(Millions of Canadian dollars, except Capital ratios and leverage ratios)	July 31 2019	October 31 2018
Capital (1)
CET1 capital	$60,938	$57,001
Tier 1 capital	66,615	63,279
Total capital	76,563	72,494
Risk-weighted Assets (RWA) used in calculation of capital ratios (1) (2)
CET1 capital RWA	$510,664	$495,528
Tier 1 capital RWA	510,664	495,993
Total capital RWA	510,664	496,459

Total capital RWA consisting of: (1)
Credit risk	$415,977	$401,534
Market risk	29,425	32,209
Operational risk	65,262	62,716
Total Capital RWA	$510,664	$496,459
Capital ratios and Leverage ratios (1)
CET1 ratio	11.9%	11.5%
Tier 1 capital ratio	13.0%	12.8%
Total capital ratio	15.0%	14.6%
Leverage ratio	4.4%	4.4%
Leverage ratio exposure (billions)	$1,529.4	$1,450.8

(1)	Capital, RWA, and capital ratios are calculated using OSFI Capital Adequacy Requirements based on the Basel III framework. The leverage ratio is calculated using OSFI Leverage Requirements Guideline based on the Basel III framework.
(2)	In fiscal 2018, amounts included CVA scalars of 80%, 83% and 86%, respectively.